Payables to third parties (Tables)	12 Months Ended
Dec. 31, 2017
Payables to third parties (Tables) [Abstract]
Payables to third parties

13. Payables to third parties

	December 31,
	2017	2016
Payables to third parties	3,080,569	1,304,031

	3,080,569	1,304,031